Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Common Share [Abstract]
Earnings Per Common Share

Note 22: Earnings Per Common Share

The table below shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 for discussion of private share repurchases and the Consolidated Statement of Changes in Equity and Note 19 for information about stock and options activity and terms and conditions of warrants.

		Year ended December 31,
(in millions, except per share amounts)		2013	2012	2011
Wells Fargo net income		$21,878	18,897	15,869
Less:	Preferred stock dividends and other	989	898	844
Wells Fargo net income applicable to common stock (numerator)		$20,889	17,999	15,025
Earnings per common share
Average common shares outstanding (denominator)		5,287.3	5,287.6	5,278.1
Per share		$3.95	3.40	2.85
Diluted earnings per common share
Average common shares outstanding		5,287.3	5,287.6	5,278.1
Add:	Stock Options	33.1	27.5	24.2
	Restricted share rights	44.8	36.4	21.1
	Warrants	6.0	-	-
Diluted average common shares outstanding (denominator)		5,371.2	5,351.5	5,323.4
Per share		$3.89	3.36	2.82

The following table presents the outstanding options and warrants to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.

	Weighted-average shares
	Year ended December 31,
(in millions)	2013	2012	2011
Options	11.1	56.4	198.8
Warrants	-	39.2	39.4